Concentration of Credit Risk - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Mar. 31, 2021 segment tenant state	Dec. 31, 2020 tenant segment state	Mar. 31, 2021 tenant state segment	Dec. 31, 2020 tenant state segment
Concentration of Credit Risk
Concentration Risk Number Of States That Generated At Least Ten Percent Of Annualized Base Rent | state	2	2	2	2
Minimum percent share of each state annualized base rent	10.00%	10.00%	10.00%	10.00%
Number of Reportable Segments | segment	4	4	4	4
Number of tenants with more than ten percent of annual base rent | tenant	1	1	1	1
Minimum Percent Share Of Annualized Base Rent Accounted By Tenants	10.00%	10.00%	10.00%	10.00%
Medical Office Building [Member]
Concentration of Credit Risk
Percentage of annual base rent	67.10%	65.00%	67.10%	65.00%
Skilled Nursing Facilities [Member]
Concentration of Credit Risk
Percentage of annual base rent	14.70%	14.40%	14.70%	14.40%
Senior Housing [Member]
Concentration of Credit Risk
Percentage of annual base rent	10.40%	10.50%	10.40%	10.50%
Senior Housing-RIDEA [Member]
Concentration of Credit Risk
Percentage of annual base rent	7.80%	10.10%	7.80%	10.10%
MISSOURI
Concentration of Credit Risk
Percentage of annual base rent	12.20%	12.10%	12.20%	12.10%
MICHIGAN
Concentration of Credit Risk
Percentage of annual base rent	10.40%	10.10%	10.40%	10.10%